DAVIS TAX FREE HIGH INCOME FUND, INC.

                    CERTIFICATION PURSUANT TO RULE 497 (j)

Ladies and Gentlemen:

      Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Dated August 26, 1997

                                             Very truly yours,



                                             By:   /s/  SAMUEL P. YNZUNZA
                                             ----------------------------
                                                        SAMUEL P.YNZUNZA
                                                        SECRETARY